Fair value of assets and liabilities - Schedule of increase (decrease) in consolidated income and net assets due change in actual interest rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
6 months duration
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Increase in expected timing of a favorable outcome	6 months	6 months
Decrease in consolidated income and net assets due to increase in expected timing of a favorable outcome	$ (188,718)	$ (130,086)
Decrease in expected timing of a favorable outcome	6 months	6 months
Increase in consolidated income and net assets due to decrease in expected timing of a favorable outcome	$ 203,442	$ 133,950
12 months duration
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Increase in expected timing of a favorable outcome	12 months	12 months
Decrease in consolidated income and net assets due to increase in expected timing of a favorable outcome	$ (363,901)	$ (250,428)
Decrease in expected timing of a favorable outcome	12 months	12 months
Increase in consolidated income and net assets due to decrease in expected timing of a favorable outcome	$ 393,248	$ 277,833